MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2012
MARKETABLE SECURITIES [Abstract]
MARKETABLE SECURITIES
NOTE 3:-	MARKETABLE SECURITIES

The following is a summary of available-for-sale marketable securities:

December 31, 2011
Estimated
		Gross	fair
	Amortized	unrealized	market
	cost	Gains	value
Available-for-sale:
Corporate debentures	$2,269	$4	$2,273

As of December 31, 2011 the marketable securities had contractual maturities of up to six months.